SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in):
Operating activities	$ 8,341	$ 6,328
Financing activities	8,698	28,746
Investing activities	(13,873)	(36,674)
Operating activities	8,341	6,328
Financing activities	8,698	28,746
Investing activities	(13,873)	(36,674)
Revenue of acquired entities since acquisition date	621	7,600
BPY
Cash flows from (used in):
Operating activities	1,332	624
Financing activities	(215)	(892)
Investing activities	(99)	(1,611)
Distributions paid to non-controlling interests in common equity	528	576
Operating activities	1,332	624
Financing activities	(215)	(892)
Investing activities	(99)	(1,611)
Dividends paid to non-controlling interests	528	576
BEP
Cash flows from (used in):
Operating activities	1,296	1,212
Financing activities	(792)	(1,010)
Investing activities	(426)	(251)
Distributions paid to non-controlling interests in common equity	323	254
Operating activities	1,296	1,212
Financing activities	(792)	(1,010)
Investing activities	(426)	(251)
Dividends paid to non-controlling interests	323	254
BIP
Cash flows from (used in):
Operating activities	2,530	2,143
Financing activities	2,126	9,542
Investing activities	(4,609)	(11,372)
Distributions paid to non-controlling interests in common equity	642	628
Operating activities	2,530	2,143
Financing activities	2,126	9,542
Investing activities	(4,609)	(11,372)
Dividends paid to non-controlling interests	642	628
BBU
Cash flows from (used in):
Operating activities	4,205	2,163
Financing activities	(1,077)	15,925
Investing activities	(2,334)	(17,939)
Distributions paid to non-controlling interests in common equity	13	13
Operating activities	4,205	2,163
Financing activities	(1,077)	15,925
Investing activities	(2,334)	(17,939)
Dividends paid to non-controlling interests	$ 13	$ 13